Income Tax (Details 2) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	36 Months Ended			24 Months Ended	1 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2011 Chengdu Western Real Estate Investment Consultant Co., Ltd.	Jan. 31, 2008 China	Dec. 31, 2007 China	Dec. 31, 2007 China	Jun. 30, 2010 China Shanghai CRIC	May 31, 2010 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2012 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2010 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2010 China Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2010 China Chengdu Western Real Estate Investment Consultant Co., Ltd.	Feb. 28, 2009 China Shanghai SINA Leju Information Technology Co., Ltd. Software enterprise	Dec. 31, 2012 China Shanghai SINA Leju Information Technology Co., Ltd. Software enterprise	Dec. 31, 2011 Hong Kong	Dec. 31, 2011 Macau Minimum	Dec. 31, 2011 Macau Maximum
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)							15.00%				12.50%	15.00%	15.00%	15.00%		12.50%	16.50%
Income tax rate under graduated rate schedule for 2008 (as a percent)								18.00%
Income tax rate under graduated rate schedule for 2009 (as a percent)								20.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)								22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)								24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)								25.00%
Percentage of tax reduction from 2010 through 2012										50.00%					50.00%
Tax refund received									$ 4,286,591
Progressive tax rate (as a percent)																		0.00%	12.00%